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[logo] PIONEER Investments(R)

November 21, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:     Pioneer Series Trust III
        (File Nos. 333-120144 and 811-21664)
        CIK No. 0001306349

Ladies and Gentlemen:

On behalf of Pioneer Seriest Trus III, a Delaware statutory trust (the "Trust"), and pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for Pioneer Fundamental Value Fund (formerly, Pioneer Cullen Value Fund) (the "Fund"). These exhibits contain the updated risk/return summary information in the prospectus for the Fund, dated November 1, 2012 (as revised November 7, 2012), as filed under Rule 497(e) on November 7, 2012 (SEC Accession Number 0001306349-12-000017).

If you have any questions or comments relating to the filing, please contact me at (617) 422-4695.

Very truly yours,


/s/ Thomas Reyes
    Thomas Reyes
    Assistant Secretary

cc:  Jeremy B. Kantrowitz, Esq.
     Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820

                 "Member of the UniCredit S.p.A. banking group"

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                         PIONEER FUNDAMENTAL VALUE FUND
                     (A SERIES of PIONEER SERIES TRUST III)

                                  EXHIBIT INDEX

Index Number   Description of Index
------------   --------------------------------------------
EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Document
EX-101.DEF     XBRL Taxonomy Extension Definition Document
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase

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